Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Sustainable Leaders Fund
Entity Central Index Key	0000865177
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Leaders Fund
Class Name	Class A
Trading Symbol	PNOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam Sustainable Leaders Fund returned 14.59%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	14.59	8.38	15.22
Class A (with sales charge)	8.01	7.10	14.54
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,656,238,506
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 27,430,209
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund.
Material Fund Change Strategies [Text Block]	Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Leaders Fund
Class Name	Class C
Trading Symbol	PNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.55%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam Sustainable Leaders Fund returned 13.75%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	13.75	7.57	14.54
Class C (with sales charge)	12.78	7.57	14.54
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,656,238,506
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 27,430,209
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund.
Material Fund Change Strategies [Text Block]	Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Leaders Fund
Class Name	Class R
Trading Symbol	PNORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam Sustainable Leaders Fund returned 14.31%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	14.31	8.11	14.94
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,656,238,506
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 27,430,209
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund.
Material Fund Change Strategies [Text Block]	Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Leaders Fund
Class Name	Class R6
Trading Symbol	PSLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam Sustainable Leaders Fund returned 14.95%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	14.95	8.74	15.60
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,656,238,506
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 27,430,209
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund.
Material Fund Change Strategies [Text Block]	Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Leaders Fund
Class Name	Class Y
Trading Symbol	PNOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam Sustainable Leaders Fund returned 14.89%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark†, which both returned 22.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ASML Holding, a semiconductor equipment manufacturer.
↑	Underweight position in Netflix, a streaming entertainment company.
↑	Overweight position in Lam Research Group, a producer of semiconductor fabrication equipment.

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors.
↓	Overweight position in Roper Technologies, a diversified technology company.
↓	Overweight position in Boston Scientific Corp, a medical device manufacturer.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	14.89	8.65	15.51
Russell 3000 Index	22.82	12.31	15.06
S&P 500 Index	22.32	13.41	15.51
Putnam Sustainable Leaders Linked Benchmark†	22.32	13.41	16.68
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,656,238,506
Holdings Count | $ / shares	74
Advisory Fees Paid, Amount	$ 27,430,209
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,656,238,506
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	74
Total Management Fee Paid	$27,430,209
Portfolio Turnover Rate	50%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC (the “Investment Manager”), the investment manager of Putnam Sustainable Leaders Fund (the “Fund”), has recommended, and the Fund’s Board of Trustees has approved, changes to the Fund’s name, investment strategies, and 80% investment policy (collectively, the “Repositioning”), which are subject to shareholder approval of a proposed amended and restated management contract for the Fund that would eliminate the performance adjustment component of the Fund’s management fee (the “Management Contract Proposal”). If shareholders approve the Management Contract Proposal, the Investment Manager currently anticipates that the Repositioning would be effective on or about January 15, 2027 (the “Effective Date”). If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund. Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The Repositioning will not occur if shareholders do not approve the Management Contract Proposal. A full description of the Management Contract Proposal will be contained in a proxy statement that is expected to be mailed to shareholders on or around August 24, 2026. The foregoing is not a solicitation of any proxy, and shareholders of the Fund should read the proxy statement carefully when it becomes available.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Material Fund Change Name [Text Block]	If shareholders approve the Management Contract Proposal, on the Effective Date, the Fund’s name would change to “Putnam Mid Cap Fund,” and the Fund would be repositioned from a large cap core fund to a mid cap equity fund.
Material Fund Change Strategies [Text Block]	Also on the Effective Date, the Fund will revise its 80% investment policy from investing under normal circumstances at least 80% of its net assets in investments that meet the Investment Manager’s sustainability criteria, to investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Putnam Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through July 31, 2019, and the performance of the S&P 500 Index thereafter.

[10]
*	Does not include derivatives, except purchased options, if any.